Equity (Details) - USD ($)																						6 Months Ended		12 Months Ended
	Jun. 18, 2025	May 19, 2025	Feb. 10, 2025	Dec. 18, 2023	Dec. 08, 2023	Nov. 29, 2023	Nov. 24, 2023	Mar. 24, 2023	Jan. 20, 2023	Dec. 20, 2022	Sep. 01, 2022	Jul. 22, 2022	Jul. 15, 2022	May 16, 2022	Jan. 26, 2022	May 26, 2021	Feb. 18, 2021	Feb. 06, 2021	Jul. 02, 2020	Apr. 04, 2019	Apr. 04, 2019	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2021	Feb. 28, 2025	Dec. 31, 2023
Equity [Line Items]
Split adjusted (in Dollars per share)		$ 0.43
Received proceeds (in Dollars)																						$ 3,861,203
Reverse stock split adjustment (in Dollars per share)		$ 2.58
Warrants [Member]
Equity [Line Items]
Reverse stock split price (in Dollars per share)																									$ 105,120
Convertible note (in Dollars)																									$ 6,000,000
Warrant term																									5 years
Warrant exercisable value (in Dollars)																									$ 17,520
Long-Term Investment [Member]
Equity [Line Items]
Split adjusted								5,818
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares issued			20,000,000
Ordinary shares, par value (in Dollars per share)			$ 47.99997
Authorized share capital (in Dollars)			$ 240,000,000,000
Divided shares			4,980,000,000
Common stock share authorized			4,166,666,667
Authorized share capital (in Dollars)			$ 150,000
DTI Group Limited [Member] | Long-Term Investment [Member]
Equity [Line Items]
Split adjusted								5,818
Equity percentage								32.00%
Issuance shares as prepayment for potential acquisition								34,911
Shares Issued for Consulting Services [Member]
Equity [Line Items]
Restricted shares, stock price (in Dollars)					$ 1,500,000	$ 1,000,000
Consulting fee expense (in Dollars)																						1,860,000		$ 1,474,999
Shares Issued for Consulting Services [Member] | RSUs [Member]
Equity [Line Items]
Split adjusted													416
Restricted share													2,500
Restricted Share Units (“RSUs”) Issued for Consulting Services [Member]
Equity [Line Items]
Stock price (in Dollars)													$ 13,080,000
Share-based compensation expenses (in Dollars)																						2,180,000	$ 2,180,000
Restricted Share Units (“RSUs”) Issued for Consulting Services [Member] | RSUs [Member]
Equity [Line Items]
Split adjusted												416
Ordinary share issued												2,500
Unrecognized share based compensation (in Dollars)																						181,667		$ 2,361,667
Private Placement [Member]
Equity [Line Items]
Reverse stock split price (in Dollars per share)							$ 36																			$ 3.65
Aggregate purchase amount (in Dollars)							$ 40,000,000																			$ 3,972,600
Subscription receivables (in Dollars)																						111,397
Price per share (in Dollars per share)																										$ 0.609
Offering amount (in Dollars)							$ 36,027,400
Received proceeds (in Dollars)																						$ 3,861,203
Shares Issued for Reserve [Member]
Equity [Line Items]
Stock reserved for issuance																								1,339
Split adjusted																								223
Statutory Reserve [Member]
Equity [Line Items]
Allocation of statutory reserve percentage																						10.00%
Registered capital percentage																						50.00%
Statutory reserve balances (in Dollars)
Maximum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 48
Authorized share capital (in Dollars)			$ 40,000,000,000
Minimum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.00003
Divided shares			833,333,333
2018 Stock Option Plan [Member]
Equity [Line Items]
Split adjusted									2,855						202	264	2	1
Ordinary share issued									17,134
Share-based compensation expenses (in Dollars)
Board authorized, description																						The Board authorized that the maximum aggregate number of ordinary shares reserved and available pursuant to this Plan shall be the aggregate of (i) 216 (post-reverse stock split adjusted to 36) shares, and (ii) on each January 1, starting with January 1, 2019, an additional number of shares equal to the lesser of (A) 2% of the outstanding number of ordinary shares (on a fully-diluted basis) on the immediately preceding December 31, and (B) such lower number of ordinary shares as may be determined by the Committee.
Number of outstanding percentage																			20.00%
Stock option issued																1,584
Exercise price (in Dollars per share)																$ 5,856					$ 18,000
Vested adjusted split shares															62	140
Stock options were fully vested															374
Modification expense (in Dollars)										$ 206,461				$ 137,641	$ 2,139,555
2018 Stock Option Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Equity [Line Items]
Shares issued															1,210
Exercise price (in Dollars per share)																					24,000
Reverse stock split price (in Dollars per share)																$ 35,136				$ 144,000	144,000
2018 Stock Option Plan [Member] | Consultant [Member]
Equity [Line Items]
Reverse stock split price (in Dollars per share)																				$ 108,000	$ 108,000
2018 Stock Option Plan [Member] | Stock Options [Member]
Equity [Line Items]
Split adjusted																124
Vesting shares																836
Stock options were fully vested																748
2018 Stock Option Plan [Member] | Employee [Member]
Equity [Line Items]
Stock option issued																				219	219
Exercise price (in Dollars per share)																					$ 36
2018 Stock Option Plan [Member] | External Consultant [Member]
Equity [Line Items]
Stock option issued																				62	62
Exercise price (in Dollars per share)																					$ 10
2018 Stock Option Plan [Member] | Maximum [Member]
Equity [Line Items]
Exercise price (in Dollars per share)														$ 1,632
Exercise price (in Dollars per share)															$ 5,856
Reverse stock split price (in Dollars per share)										$ 7,632				9,792	35,136
Vesting period																3 years
2018 Stock Option Plan [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Equity [Line Items]
Vesting period																				3 years
2018 Stock Option Plan [Member] | Minimum [Member]
Equity [Line Items]
Exercise price (in Dollars per share)										1,272
Exercise price (in Dollars per share)										403.2				1,272	1,632
Reverse stock split price (in Dollars per share)										$ 2,419.2				$ 7,632	$ 9,792
Vesting period																1 year
2018 Stock Option Plan [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Equity [Line Items]
Vesting period																				1 year
White Lion Capital LLC [Member] | Private Placement [Member]
Equity [Line Items]
Split adjusted											3,720,933
Restricted share											22,325,600,000,000
YA II PN, LTD. [Member] | Warrants [Member]
Equity [Line Items]
Split adjusted																									22
Warrant issued																									136
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares issued																						6,007,767		2,292,652
Ordinary shares, par value (in Dollars per share)																						$ 0.00003		$ 0.00003
Common stock share authorized																						4,980,000,000		4,980,000,000
Split adjusted		3,720,933
Restricted share		22,325,600
Subscription receivables (in Dollars)																						$ 4,600,000		$ 40,000,000			$ 40,000,000
Received proceeds (in Dollars)																						$ 5,000,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares issued			6																			36,046,664		13,755,975
Unissued shares			6
Ordinary shares, par value (in Dollars per share)			$ 48
Share capital			1
Authorized share capital (in Dollars)			$ 830,000,000
Divided shares			4,996,666,667
Additional ordinary shares			4,166,666,667
Split adjusted																						5,818
Received proceeds (in Dollars)
Class A Ordinary Shares [Member] | General Meeting [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 8
Class A Ordinary Shares [Member] | Post Reverse Stock [Member]
Equity [Line Items]
Split adjusted																						6,007,767		2,292,652
Class A Ordinary Shares [Member] | Shares Issued for Consulting Services [Member]
Equity [Line Items]
Purchase of ordinary shares (in Dollars)		$ 0.43
Class A Ordinary Shares [Member] | Private Placement [Member]
Equity [Line Items]
Share price of per share (in Dollars per share)							$ 6
Class A Ordinary Shares [Member] | Minimum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.00003
Additional ordinary shares			16,666,667
Class A Ordinary Shares [Member] | 2018 Stock Option Plan [Member]
Equity [Line Items]
Split adjusted									2,162
Stock reserved for issuance									12,973
Stock option excised																	12
Class A Ordinary Shares [Member] | 2018 Stock Option Plan [Member] | Consultant [Member]
Equity [Line Items]
Sale of ordinary shares																		5
Class A Ordinary Shares [Member] | Prior Registration Statement [Member] | 2018 Stock Option Plan [Member]
Equity [Line Items]
Additional ordinary shares									4,161
Split adjusted									693
Class A Ordinary Shares [Member] | Advisory [Member] | Shares Issued for Consulting Services [Member]
Equity [Line Items]
Split adjusted				700	10,504		1,087,192
Shares issued							6,523,157
Restricted share				4,202	63,025
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares issued																						202,032		2,032
Ordinary shares, par value (in Dollars per share)																						$ 0.00003		$ 0.00003
Common stock share authorized																						20,000,000		20,000,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares issued			20,000,000
Ordinary shares, par value (in Dollars per share)			$ 48
Authorized share capital (in Dollars)			$ 240,000,000,000
Divided shares			3,333,333
Shares issued																						1,212,195		12,195
Split adjusted (in Dollars per share)																						$ 202,032		$ 2,032
Received proceeds (in Dollars)
Class B Ordinary Shares [Member] | Maximum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Divided shares			5,000,000,000
Class B Ordinary Shares [Member] | Minimum [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.00003
Class B Ordinary Shares [Member] | Mr. Stewart Lor [Member]
Equity [Line Items]
Split adjusted	108,334
Restricted share	650,000
Class B Ordinary Shares [Member] | Ms. Yuxia Xu [Member]
Equity [Line Items]
Split adjusted	91,666
Restricted share	550,000